Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2012	2011

2012 Credit Agreement and Amended 2006 Senior Credit Agreement	$2,659,340	$2,795,589
Senior Notes	4,743,442	2,883,009
Euro Notes	51,951	258,780
European Investment Bank Agreements	324,334	345,764
Accounts receivable facility	162,000	534,500
Capital lease obligations	15,618	17,993
Other(1)	219,976	248,951
	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
	$7,841,914	$5,494,810

(1) As of Dec 31, 2012 this amount includes the non-current portion of a loan from Fresenius SE subsidiary of $56,174 which is due on May 23, 2014.

2006 Senior Credit Agreement Table

	Maximum Amount Available December 31, 2012(1)			Balance Outstanding December 31, 2012(1)
2012 Credit Agreement
Revolving Credit USD		$600,000	$600,000		$59,340	$59,340
Revolving Credit EUR		€500,000	$659,700		€-	$-
Term Loan A		$2,600,000	$2,600,000		$2,600,000	$2,600,000
			$3,859,700			$2,659,340

	Maximum Amount Available December 31, 2011			Balance Outstanding December 31, 2011
Amended 2006 Senior Credit Agreement
Revolving Credit	$		1,200,000	$		58,970
Term Loan A			1,215,000			1,215,000
Term Loan B			1,521,619			1,521,619
	$		3,936,619	$		2,795,589

(1) These amounts represent the maximum amount available under the 2012 Credit Agreement, which replaced the Amended 2006 Senior Credit Agreement on October 30, 2012. The 2012 Credit Agreement utilizes different tranches than the previous agreement and, as such, the tables are presented separately for increased clarity.

Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$327,420
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	3.71%	$131,940
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$496,006
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$521,834
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$395,511
FMC US Finance II, Inc. 2012/2019	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012/2019	€250,000	July 31, 2019	5.25%	$329,850
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$645,061
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$395,820
FMC US Finance II, Inc. 2012/2022	$700,000	January 31, 2022	5.875%	$700,000
				$4,743,442

(1) This note carries a variable interest rate which was 3.71% at December 31, 2012.

Schedule of European Investment Bank Arrangement
		Balance outstanding
		December 31,
	Maturity	2012	2011
Revolving Credit	2013	$90,812	$115,812
Loan 2005	2013	48,806	48,806
Loan 2006	2014	118,746	116,451
Loan 2009	2014	65,970	64,695
		$324,334	$345,764

Long-term debt by maturity
2013	$334,747
2014	529,065
2015	232,378
2016(a)	828,523
2017	2,461,714
Thereafter	3,812,012
$8,198,439

(a) The Company refinanced the A/R facility, which was set to mature on July 31, 2014, on January 17, 2013. The payments related to this facility will mature on January 15, 2016.